Earnings per share (Tables)	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Summary of Earnings Per Share

$ millions, except number of shares and per share amounts, for the three months ended	2024 Jan. 31	2023 Oct. 31 (1)	2023 Jan. 31 (1)
Basic earnings per share
Net income attributable to equity shareholders	$1,716	$1,477	$424
Less: Preferred share dividends and distributions on other equity instruments	67	62	72
Net income attributable to common shareholders	$1,649	$1,415	$352
Weighted-average common shares outstanding (thousands)	931,775	924,798	906,770
Basic earnings per share	$1.77	$1.53	$0.39
Diluted earnings per share
Net income attributable to common shareholders	$1,649	$1,415	$352
Weighted-average common shares outstanding (thousands)	931,775	924,798	906,770
Add: Stock options potentially exercisable (2) (thousands)	555	162	711
Add: Equity-settled consideration (thousands)	–	–	244
Weighted-average diluted common shares outstanding (thousands)	932,330	924,960	907,725
Diluted earnings per share	$1.77	$1.53	$0.39
(1)	Certain information has been restated to reflect the adoption of IFRS 17. See Note 1 to the interim consolidated financial statements for additional details.
(2)
Excludes average options outstanding of 7,202,031 (October 31, 2023: 12,722,562; January 31, 2023: 3,576,586) with a weighted-average exercise price of $63.27 (October 31, 2023: $59.62; January 31, 2023: $66.74) for the quarter ended January 31, 2024, as the options’ exercise prices were greater than the average market price of CIBC’s common shares.